Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Other assets	¥ 6,609	¥ 372
Accrued pension and severance liabilities	10,730	11,237
Net amount recognized	(4,121)	(10,865)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance liabilities	¥ (21,680)	¥ (22,295)